Commitments and contingencies	12 Months Ended
Dec. 31, 2011
Commitments and contingencies

21. Commitments and contingencies

(A) Leases commitments

The Group leases certain office premises and buildings under non-cancelable leases. Rental expenses under operating leases for 2009, 2010 and 2011 were $3,260,183, $2,930,529 and $2,801,647, respectively.

As of December 31, 2011, future minimum lease payments under non-cancelable operating leases agreements were as follows:

2012	$2,181,667
2013	2,289,999
2014	1,670,500
2015	1,445,805
2016 and thereafter	1,671,200

$9,259,171

(B) Advertising commitments

As of December 31, 2011, the commitments for the advertising contracts signed by the Group were as follows:

2012	$72,561,087

Of the total commitments, $11,559,722 was prepaid as of December 31, 2011.

(C) Legal matters

The Group is a party to legal matters and claims that are normal in the course of its operations. While the Group believes that the ultimate outcome of these matters will not have a material adverse effect on its financial position, results of operations and cash flows, the outcome of these matters is not determinable with certainty and negative outcomes may adversely affect the Group.